Consolidated net (debt)/cash - Analysis of changes in consolidated net (debt)/cash footnotes (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of financial liabilities [Abstract]
Borrowings	$ 12,405	$ 12,653
Borrowings and other financial liabilities	13,914	14,015
Bank overdrafts repayable on demand (unsecured)	(4)	0	$ (15)
Total other current financial liabilities	704	607
Other non-current financial liabilities	13,210	13,408
Reverse repurchase agreements	1,800	1,200
Borrowings Excluding Overdrafts, Including Lease Liabilities
Disclosure of financial liabilities [Abstract]
Borrowings	13,504	13,831
Net Other Financial Liabilities
Disclosure of financial liabilities [Abstract]
Total other current financial liabilities	150	23
Other non-current financial liabilities	$ 256	$ 161